Common Stock, Stock Option Plans and Stock Compensation Agreements (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 01, 2012 Y StockBasedCompensationPlans	Jan. 02, 2011 Y	Jan. 03, 2010 Y
Restricted Share Units (Textual)
Number of stock-based compensation plans	4
Number of shares authorized for issuance under long-term incentive plan	260,000,000
Shares available for future grants under long-term incentive plan	104,900,000
Compensation cost charged for Long term incentive plan	$ 621	$ 614	$ 628
Total income tax benefit recognized	207	205	210
Stock options expiration date	10
Average fair value of option granted	$ 7.47	$ 8.03	$ 8.35
Total intrinsic value of options exercised	167	278	184
Total compensation cost not yet recognized for option	$ 562	$ 613	$ 612
Weighted average period for total compensation cost not yet recognized	0.97	1.05	1.16
Stock option units vesting period	six months to four years
Stock options exercisable		141,275	148,349
Stock options average price		$ 59.25	$ 57.26
Stock options average life		4.7	5.0
Average fair value of restricted share units granted	$ 55.90	$ 56.69	$ 52.79
Fair value of restricted share units settled	$ 458,900,000	$ 375,000,000	$ 308,400,000
Restricted Share Units [Member]
Restricted Share Units (Textual)
Stock option units vesting period	3